Profit from Operations - Master Settlements Agreement - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NY Settlement Agreement | RJRT and SFNTC
Profit From Operations [Line Items]
Additional credit recognised	$ 99	$ 95
Non-Participating Manufacturer Adjustment Claims Related to Period from 2003 to 2012 | Master Settlement Agreement
Profit From Operations [Line Items]
Reduction of expenses related to payment obligation	17
Non-Participating Manufacturer Adjustment Claims Related to Period from 2003 to 2012 | Master Settlement Agreement | RJRT and SFNTC
Profit From Operations [Line Items]
Additional credit recognised	130	$ 295
Non Participating Manufacturer Adjustment Claims Related To Period From 2004 To 2014 | NY Settlement Agreement | RJRT and SFNTC
Profit From Operations [Line Items]
Reduction of expenses related to payment obligation	$ 290